UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 28-6942__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA August 2, 2001


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:       $124,158


List of Other Included Managers:

No.   13F File Number        Name



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                                                          FORM 13F INFORMATION TABLE
				CLASS			VALUE			 PRN	INVST	OTH	VOTING AUTORITY
NAME OF ISSUER		TITLE	CUSIP NO	(x$1000)	SHARES AMT	DSCRT	MGR	SOLE		SHD	NONE
----------------------	-----	--------	--------	------	----	-----	-----		---	----

American Intl Grp Inc.	COM	026874107	4223    	 49671 SH	SOLE		49671		0	0
AMGEN Inc.			COM	031162100	3192		 52610 SH	SOLE		52610		0	0
Applied Materials Inc.	COM	038222105	2750		 56015 SH	SOLE		56015		0	0
Archstone Comm. Trust	COM	039581103	3240		125660 SH	SOLE		125660	0	0
Avalon Bay Comm. Inc.	COM	053484101	3547		 75875 SH	SOLE		75875		0	0
Aventis ADR			COM	053561106	3344		 41855 SH	SOLE		41855		0	0
Bed Bath & Beyond Inc.	COM	075896100	3724		119370 SH	SOLE		119370	0	0
Boston Properties Inc.	COM	101121101	3288		 80380 SH	SOLE		80380		0	0
CSX Corp.			COM	126408103	2426		 66940 SH	SOLE		66940		0	0
Calpine Corporation	COM	131347106	3271		 86535 SH	SOLE		86535		0	0
Cisco Systems Inc.	COM	17275R102	 187		 10284 SH	SOLE		10284		0	0
Citigroup Inc.		COM	172967101	3495		 66145 SH	SOLE		66145		0	0
Commerce Group Inc.	COM	200641108	1808		 49145 SH	SOLE		49145		0	0
DuPont Photomasks Inc.	COM	26613X101	1120		 23205 SH	SOLE		23205		0	0
Equity Office Prop.	COM	294741103	3056		 96610 SH	SOLE		96610		0	0
Equity Residential	COM	29476L107	3291		 58194 SH	SOLE		58194		0	0
Fifth Third Bancorp	COM	316773100	3620		 60275 SH	SOLE		60275		0	0
Flowserve Corp.		COM	34354P105	1510		 49090 SH	SOLE		49090		0	0
Gmstar-TV Guide Intl.	COM	36866W106	2738		 64275 SH	SOLE		64275		0	0
General Electric Co.	COM	369604103	3846		 78890 SH	SOLE		78890		0	0
Georgia Pacific Corp.	COM	373298702	3246		 90790 SH	SOLE		90790		0	0
Hanover Compressor Co.	COM	410768105	1592		 48100 SH	SOLE		48100		0	0
Home Depot Inc.		COM	437076102	3344		 71840 SH	SOLE		71840		0	0
Huaneng Pwr Intl ADR	COM	443304100	3857		159890 SH	SOLE		159890 	0	0
Ing Groep NV ADR		COM	456837103	3165		 48045 SH	SOLE		48045		0	0
Kimberly Clark Corp.	COM	494368103	3048		 54525 SH	SOLE		54525		0	0
Lennar Corp.		COM	526057104	3374		 80910 SH	SOLE		80910		0	0
Ligand Pharm. Inc.	COM	53220K207	2175		192450 SH	SOLE		192450	0	0
Mercury Computer Sys.	COM	589378108	2595		 52425 SH	SOLE		52425		0	0
Mirant Corp.		COM	604675108	2643		 76830 SH	SOLE		76830		0	0
Morgan Stanley DW		COM	617446448	3047		 47435 SH	SOLE		47435		0	0
Nabors Indus. Inc.	COM	629568106	1120		 30110 SH	SOLE		30110		0	0
National Oilwell Inc.	COM	637071101	1273		 47505 SH	SOLE		47505		0	0
Oracle Corp.		COM	68389X105	 285		 15000 SH	SOLE		15000		0	0
PMI Group Inc.		COM	69344M101	1834		 25240 SH	SOLE		25240		0	0
Pfizer Inc.			COM	717081103	2050		 51195 SH	SOLE		51195		0	0
Prologis Trust		COM	743410102	3309		145650 SH	SOLE		145650	0	0
Qualcomm Inc.		COM	747525103	3014		 51545 SH	SOLE		51545		0	0
Sara Lee Corp.		COM	803111103	3154		166540 SH	SOLE		166540	0	0
Siebel Systems		COM	826170102	1612		 34370 SH	SOLE		34370		0	0
Smithfield Foods Inc.	COM	832248108	1776		 44060 SH	SOLE		44060		0	0
Tyco Int'l Ltd (New)	COM	902124106	4025		 73835 SH	SOLE		73835		0	0
Vornado Realty Trust	COM	929042109	3242		 83045 SH	SOLE		83045		0	0
Wal-Mart Stores, Inc.	COM	931142103	3191		 65390 SH	SOLE		65390		0	0
Watson Pharmaceuticals	COM	942683103	2313		 37525 SH	SOLE		37525		0	0
Werner Enterprises Inc	COM	950755108	2198		 90640 SH	SOLE		90640		0	0

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